IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
Effective June 1, 2015, Class B Shares of the Federated Funds listed below will be closed to new accounts and new investors.
Effective August 1, 2015, Class B Shares of the Federated Funds listed below will be closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains) and to exchanges from Class B Shares of other Federated Funds.
Beginning on the effective dates referenced above, any purchase (including purchases pursuant to the Systematic Investment Program) or any exchange request to the Class B Shares of the Federated Funds listed below will be rejected. After the effective dates, to continue automatic investments, a Class B shareholder must designate a different share class of the same fund or another Federated Fund, provided the shareholder meets the eligibility requirements for that share class.
A shareholder owning such Class B Shares may continue to hold those shares until such shares automatically convert to Class A shares under the Fund's existing conversion schedule as described in the relevant Federated Fund prospectus, or until the shareholder redeems such Class B shares, subject to any applicable contingent deferred sales charge (CDSC).
A shareholder owning such Class B Shares may exchange such shares for those Class B Shares of Federated Funds which remain open to new investments. However, no exchanges into the closed Class B Shares will be allowed.
Reinvestment of dividends and capital gains will continue uninterrupted.
All other Class B Share features, including but not limited to distribution (12b-1) and service fees, CDSC, accumulation privileges, and conversion features, will remain unchanged for Class B shares held after the Effective Date.

The Federated Funds include the Class B Shares of the following registrants and portfolios:
FEDERATED EQUITY FUNDS
Federated Absolute Return Fund
Federated InterContinental Fund
Federated MDT Mid Cap Growth Strategies Fund
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED INCOME SECURITIES TRUST
Federated Fund for U.S. Government Securities
FEDERATED INTERNATIONAL SERIES, INC.
Federated International Bond Fund
FEDERATED MDT SERIES
Federated MDT Small Cap Growth Fund
FEDERATED MUNICIPAL SECURITIES FUND, INC.
FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated New York Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
FEDERATED WORLD INVESTMENT SERIES, INC.
Federated Emerging Market Debt Fund
Federated International Small-Mid Company Fund
May 18, 2015
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452630 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.